UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Flaherty & Crumrine, Inc.
Address: 301 East Colorado Blvd.
         Suite 720
         Pasadena, CA  91101

13F File Number:  028-11701

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad C. Conwell
Title:     Vice President and Chief Compliance Officer
Phone:     626-795-7300

Signature, Place, and Date of Signing:

 /s/   Chad C. Conwell     Pasadena, CA     May 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $139,752 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    51858  2028860 SH       SOLE                  2028860        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511     4093   159572 SH       SOLE                   159572        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    21029   825000 SH       SOLE                   825000        0        0
CIT GROUP INC                  COM NEW          125581801     5942   136760 SH       SOLE                   136760        0        0
COMMONWEALTH REIT              CV PFD-E 7.25%   203233606     4790   186157 SH       SOLE                   186157        0        0
EXELON CORP                    COM              30161N101     2587    75000 SH       SOLE                    75000        0        0
KEYCORP NEW                    PFD 7.75% SR A   493267405     4936    38058 SH       SOLE                    38058        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    44517    34543 SH       SOLE                    34543        0        0